Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of change in the number of shares of Class A common stock
The following table sets forth the change in the number of shares of Class A common stock outstanding during the fiscal years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Shares outstanding as of beginning of period	85.1	85.2
Shares issued as part of equity-based compensation plans and the ESPP, net of shares surrendered	1.4	1.9
Shares repurchased into treasury stock	—	(2.0)
Shares outstanding as of end of period	86.5	85.1